Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts	11	13
Financing Receivable, Modifications, Recorded Investment	$ 951,000	$ 1,094,000
Financing Receivable Modifications Removal from Trouble Debt Restructuring Status	6 months
Financing Receivable, Modifications, Number of Contracts, Paid-off	1
Financing Receivable, Modifications, Recorded Investment, Paid-off	62,000
Number of Properties Used as Collateral On TDR	1
Financing Receivable Modifications Commitments to Lend Additional Funds to Debtors Whose Terms Have Been Modified as TDRs	0
Financing Receivable, Modifications, Subsequent Default, Number of Contracts		0
Financing Receivable, Recorded Investment, Nonaccrual Status	2,800,000	1,900,000
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income		1,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	143,000	53,000
Transferred to Other Real Estate Owned [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	113,000
Modified in Current Period [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts	1
Financing Receivable, Modifications, Recorded Investment	133,000
Non-Accrual Status [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts	2	3
Financing Receivable, Modifications, Recorded Investment	155,000	264,000
30 to 89 Days Delinquent [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts	3
Financing Receivable, Modifications, Recorded Investment	215,000
Performing Financing Receivable [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts	6	9
Financing Receivable, Modifications, Recorded Investment	581,000	733,000
31 days Delinquent [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts		1
Financing Receivable, Modifications, Recorded Investment		$ 97,000